Revenue and related balances - Performance obligations (Details) $ in Thousands	Dec. 31, 2025 USD ($)
2026
Disclosure of performance obligations [line items]
Performance obligations	$ 185,815
2027
Disclosure of performance obligations [line items]
Performance obligations	109,689
2028 and thereafter
Disclosure of performance obligations [line items]
Performance obligations	84,213
Subscription revenue | 2026
Disclosure of performance obligations [line items]
Performance obligations	180,739
Subscription revenue | 2027
Disclosure of performance obligations [line items]
Performance obligations	109,675
Subscription revenue | 2028 and thereafter
Disclosure of performance obligations [line items]
Performance obligations	84,201
Professional services | 2026
Disclosure of performance obligations [line items]
Performance obligations	5,076
Professional services | 2027
Disclosure of performance obligations [line items]
Performance obligations	14
Professional services | 2028 and thereafter
Disclosure of performance obligations [line items]
Performance obligations	$ 12